Derivatives and Hedging Activities (Details) - Schedule of balance sheet classification and fair values of derivative instruments € in Thousands, $ in Thousands	Mar. 31, 2025 USD ($)	Mar. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 100,200	€ 50,400
Fair value	1,271		$ 4,052
Notional amount	201,688		207,163
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	110		71
Notional amount of derivative asset	75,880		29,244
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(63)		(21)
Notional amount of derivative liability	24,282		82,818
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current assets [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset			89,414
Fair value derivative asset	1,294		4,005
Notional amount of derivative asset	96,204
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset			3
Fair value derivative liability	(70)
Notional amount of derivative liability	$ 5,322		$ 5,687